MainStay MacKay DefinedTerm Municipal Opportunities Fund
Portfolio of Investments February 29, 2024†(Unaudited)
	Principal Amount	Value
Municipal Bonds 140.0%
Arizona 0.3% (0.2% of Managed Assets)
Industrial Development Authority of the City of Phoenix (The), Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	$ 1,655,000	$ 1,591,648
California 16.7% (11.9% of Managed Assets)
Calexico Unified School District, Election of 2020, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/52	3,600,000	2,694,836
California Municipal Finance Authority, LAX Integrated Express Solutions LLC, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/43 (a)	5,500,000	5,500,437
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	2,305,000	2,274,830
Los Angeles Water and Power Department, Water System, Revenue Bonds
Series A
5.00%, due 7/1/48 (b)	15,000,000	15,919,256
Regents of the University of California Medical Center Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	1,220,000	1,354,951
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	6,000,000	6,628,736
San Diego County Regional Airport Authority, Revenue Bonds
Series A
5.00%, due 7/1/56 (b)	5,500,000	5,910,717
Series B
5.00%, due 7/1/46 (a)	3,250,000	3,408,164
Series B
5.00%, due 7/1/51 (a)	2,705,000	2,807,326
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series B
5.00%, due 5/1/46 (a)(b)	9,500,000	9,621,450
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series C
5.00%, due 5/1/33 (a)	3,000,000	3,408,615
Southern California Public Power Authority, Linden Wind Energy Project Refunding, Revenue Bonds
Series A
3.50%, due 7/1/35 (c)	10,000,000	10,000,000
Trustees of the California State University, Systemwide, Revenue Bonds
Series A
5.25%, due 11/1/53 (b)	8,780,000	10,047,888
		79,577,206
Colorado 1.0% (0.7% of Managed Assets)
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	3,804,768

	Principal Amount	Value
Colorado
Sterling Ranch Community Authority Board, Metropolitan District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	$ 1,000,000	$ 863,043
		4,667,811
District of Columbia 0.6% (0.4% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (d)	2,400,000	2,618,814
Florida 10.9% (7.8% of Managed Assets)
City of Miami Beach, Unlimited General Obligation
4.00%, due 5/1/49	10,000,000	9,835,659
County of Broward, Airport System, Revenue Bonds
Series 2017
5.00%, due 10/1/42 (a)	4,500,000	4,630,018
County of Broward, Convention Center Expansion Project, Revenue Bonds
4.00%, due 9/1/51	3,500,000	3,320,880
Insured: BAM
4.00%, due 9/1/51	2,750,000	2,652,178
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series A
5.25%, due 6/1/48	6,295,000	6,595,482
Orange County Convention Center, Revenue Bonds
Series B
4.00%, due 10/1/33	24,900,000	24,904,729
		51,938,946
Georgia 0.7% (0.5% of Managed Assets)
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/55	3,200,000	3,325,945
Illinois 24.4% (17.4% of Managed Assets)
Chicago Board of Education, Unlimited General Obligation
Series A
7.00%, due 12/1/44	2,880,000	3,001,502
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/34	8,000,000	8,536,336
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (e)
Series A
7.00%, due 12/1/46	4,000,000	4,333,495
Series B
7.00%, due 12/1/42	3,500,000	3,817,584
Chicago O'Hare International Airport, General Airport, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.25%, due 1/1/45 (a)(b)	30,000,000	32,326,351

	Principal Amount	Value
Illinois
City of Chicago, Unlimited General Obligation
Series A
5.25%, due 1/1/27	$ 3,000,000	$ 3,041,609
Series A
5.50%, due 1/1/49	5,000,000	5,188,074
Series A
6.00%, due 1/1/38	7,180,000	7,526,259
Series E
5.50%, due 1/1/42	2,000,000	2,009,201
City of Chicago, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/32	7,120,000	7,207,496
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	4,736,052
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,291,465
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	11,575,276
State of Illinois, Unlimited General Obligation
5.50%, due 5/1/30	2,500,000	2,788,810
5.50%, due 5/1/39 (b)	8,380,000	9,206,857
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 9/1/52	6,000,000	6,647,938
		116,234,305
Kentucky 1.3% (0.9% of Managed Assets)
Kentucky Development Corp. Industrial Building, Communications Network Authority, Revenue Bonds
Insured: BAM
5.00%, due 9/1/44 (b)	5,975,000	6,330,998
Massachusetts 3.3% (2.4% of Managed Assets)
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	3,500,000	3,788,786
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds
Series A
5.00%, due 6/1/53 (b)	3,535,000	3,858,655
Massachusetts School Building Authority, Senior Dedicated Sales Tax, Revenue Bonds
Series A
5.00%, due 8/15/45 (b)	7,500,000	8,125,029
		15,772,470
Michigan 2.8% (2.0% of Managed Assets)
Michigan Finance Authority, Bronson Health Care Group Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/54	5,000,000	5,083,356

	Principal Amount	Value
Michigan
State of Michigan, Trunk Line, Revenue Bonds
Series 2023
5.50%, due 11/15/44 (b)	$ 7,000,000	$ 8,148,808
		13,232,164
Nebraska 0.5% (0.4% of Managed Assets)
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	2,300,000	2,510,597
Nevada 4.3% (3.1% of Managed Assets)
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
3.00%, due 7/1/42	4,090,000	3,549,388
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43	5,000,000	5,281,965
Las Vegas Valley Water District, Water, Limited General Obligation
Series A
5.00%, due 6/1/53 (b)	11,000,000	11,904,221
		20,735,574
New Jersey 4.7% (3.4% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	5,000,000	5,011,515
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	3,400,000	3,456,061
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	4,595,000	4,853,487
Series BB
4.00%, due 6/15/44	1,000,000	990,201
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/31	2,900,000	3,152,528
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	300,000	307,039
Series B
5.00%, due 6/1/46	4,660,000	4,748,777
		22,519,608
New York 20.5% (14.6% of Managed Assets)
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 11/15/45 (b)	22,695,000	22,855,965
Series C-1
5.25%, due 11/15/56	7,100,000	7,307,355

	Principal Amount	Value
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series D-1
5.50%, due 11/1/45	$ 7,000,000	$ 8,034,486
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/41 (b)	9,450,000	10,553,558
Series E
4.00%, due 3/15/38	2,000,000	2,074,523
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series P
3.15%, due 11/1/54	2,375,000	1,804,568
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/36 (a)	15,000,000	14,783,112
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.50%, due 8/1/52 (a)(b)	10,000,000	10,894,350
Riverhead Industrial Development Agency, Riverhead Charter School Project, Revenue Bonds
Series A
7.00%, due 8/1/43	3,395,000	3,402,010
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A
5.00%, due 11/15/49 (b)	7,000,000	7,497,899
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Revenue Bonds
Series A
5.50%, due 5/15/63	5,000,000	5,561,970
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Revenue Bonds, Senior Lien
Series D-2
5.25%, due 5/15/47	2,700,000	3,015,054
		97,784,850
North Carolina 0.2% (0.1% of Managed Assets)
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series G
3.65%, due 1/15/48 (c)	800,000	800,000
Pennsylvania 7.8% (5.6% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (e)	1,000,000	1,000,963
Pennsylvania Economic Development Financing Authority, Capital Region Parking System, Revenue Bonds, Junior Lien
Series B-1, Insured: County Guaranteed
6.00%, due 7/1/53	15,080,000	15,082,468
Pennsylvania Economic Development Financing Authority, PennDOT Major Bridges Package One Project (The), Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (a)(b)	12,465,000	13,894,127
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Revenue Bonds
5.25%, due 6/1/43 (b)	6,500,000	7,317,745
		37,295,303

	Principal Amount	Value
Puerto Rico 11.7% (8.3% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	$ 11,180,000	$ 11,211,604
Commonwealth of Puerto Rico, Restructured, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	8,500,000	8,350,235
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33 (e)	2,500,000	2,623,332
Puerto Rico Electric Power Authority, Revenue Bonds (f)
Series DDD, Insured: AGM
3.65%, due 7/1/24	2,830,000	2,817,788
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	1,130,000	1,130,229
Series PP, Insured: NATL-RE
5.00%, due 7/1/25	165,000	165,034
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	310,000	309,990
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,860,000	1,871,645
Series A, Insured: AGM
5.00%, due 8/1/30	1,685,000	1,695,549
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,519,381
Series A-1
5.00%, due 7/1/58	22,940,000	23,112,004
		55,806,791
South Carolina 3.0% (2.1% of Managed Assets)
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A, Insured: BAM
4.00%, due 12/1/52	5,000,000	4,729,786
Series E, Insured: AGM
5.75%, due 12/1/52 (b)	8,500,000	9,490,155
		14,219,941
Texas 9.4% (6.7% of Managed Assets)
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52 (b)	7,500,000	8,091,227
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/51	10,000,000	9,706,045
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/53	10,000,000	10,882,621
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM, NATL-RE
(zero coupon), due 11/15/38	175,000	82,651

	Principal Amount	Value
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/28	$ 50,000	$ 42,054
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	260,000	119,652
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, Revenue Bonds, Senior Lien
Series 2023
5.50%, due 12/31/58 (a)(b)	10,000,000	10,962,591
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/45	5,000,000	5,087,335
		44,974,176
U.S. Virgin Islands 3.4% (2.4% of Managed Assets)
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A
5.00%, due 10/1/30	1,570,000	1,668,582
Series A
5.00%, due 10/1/32	1,570,000	1,685,493
Series A
5.00%, due 10/1/39	4,710,000	4,926,914
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (e)	2,980,000	2,886,554
Series A
5.00%, due 10/1/32	2,825,000	2,671,705
Series A, Insured: AGM-CR
5.00%, due 10/1/32	2,500,000	2,516,232
		16,355,480
Utah 5.0% (3.6% of Managed Assets)
City of Salt Lake, International Airport, Revenue Bonds
Series A
5.00%, due 7/1/47 (a)(b)	23,590,000	23,898,187
Virginia 2.2% (1.6% of Managed Assets)
Hampton Roads Transportation Accountability Commission, Roads Transportation, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/60 (b)	10,000,000	10,705,367
Washington 1.5% (1.1% of Managed Assets)
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/46	6,500,000	7,137,204
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series N-1
4.00%, due 6/1/49	80,000	79,651
		7,216,855

	Principal Amount	Value
West Virginia 1.0% (0.7% of Managed Assets)
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AGM
5.375%, due 9/1/53	$ 4,500,000	$ 4,893,818
Wisconsin 2.8% (2.0% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (e)	500,000	472,361
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (e)	5,750,000	5,833,531
Wisconsin Health & Educational Facilities Authority, Medical College of Wisconsin, Revenue Bonds
Series B
3.65%, due 12/1/33 (c)	7,000,000	7,000,000
		13,305,892
Total Investments (Cost $645,054,088)	140.0%	668,312,746
Floating Rate Note Obligations (g)	(39.9)	(190,510,000)
Other Assets, Less Liabilities	(0.1)	(528,778)
Net Assets Applicable to Common Shares	100.0%	$ 477,273,968

†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Step coupon—Rate shown was the rate in effect as of February 29, 2024.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Bond insurance is paying principal and interest, since the issuer is in default.
(g)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $669,578,699 as of February 29, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed

The following is a summary of the fair valuations according to the inputs used as of February 29, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 668,312,746	$ —	$ 668,312,746

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay DefinedTerm Municipal Opportunities Fund
Notes to Portfolio of Investments February 29, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of February 29, 2024, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 29, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.